Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
UPMC, 1.803%, 4/15/26	$7,300	$ 7,138,825
Total Corporate Bonds (identified cost $6,638,328)		$ 7,138,825

Tax-Exempt Municipal Obligations — 97.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47(1)	$10,000	$ 10,296,400
Green Bonds, 5.25%, 9/15/52	10,000	10,408,926
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.95%, 12/1/54(2)	29,625	29,625,000
Oklahoma Water Resources Board, 4.00%, 10/1/54	1,400	1,220,601
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	8,300	9,107,567
Texas Water Development Board, 4.00%, 10/15/49	6,950	6,087,557
		$ 66,746,051
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 8.5%
Arizona State University, Green Bonds, 5.00%, 7/1/50	$4,425	$ 4,512,192
California Educational Facilities Authority, (Stanford University), 5.00%, 3/15/39	11,620	13,229,932
California Educational Facilities Authority, (University of Southern California)), 5.00%, 10/1/55	17,500	18,022,207
Clemson University, SC:
4.00%, 5/1/40	7,090	6,741,436
4.00%, 5/1/41	7,955	7,412,712
Colorado State University, 5.25%, 3/1/50	1,240	1,283,771
Connecticut Health and Educational Facilities Authority, (Yale University):
5.00% to 7/1/30 (Put Date), 7/1/64	10,000	10,941,341
5.00% to 7/1/32 (Put Date), 7/1/64	11,500	12,875,239
Security	Principal Amount (000's omitted)	Value
Education (continued)
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	$45	$ 37,506
Louisiana Public Facilities Authority, (Acadiana Renaissance Charter Academy), 6.15%, 6/15/55(4)	7,000	7,033,330
Massachusetts Development Finance Agency, (Amherst College), 5.00% to 11/1/35 (Put Date), 11/1/55	2,000	2,268,563
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/36	16,155	18,258,304
Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 3.60%, 10/1/42(2)	16,035	16,035,000
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 11/15/35 (Put Date), 5/15/55	15,225	17,097,051
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University), 5.00%, 10/1/49	4,525	4,648,123
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	4,115	3,585,229
New Jersey Educational Facilities Authority, (Princeton University), 5.00% to 7/1/31 (Put Date), 7/1/64	3,570	3,926,679
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	9,360	9,409,130
Ohio State University, 5.25%, 12/1/46	14,315	15,041,526
Onondaga Civic Development Corp., NY, (Syracuse University):
5.00%, 12/1/37	1,350	1,498,605
5.00%, 12/1/38	1,650	1,812,395
Oregon State University:
4.00%, 4/1/44	4,470	4,131,149
5.00%, 4/1/45	6,580	6,911,798
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,235	4,516,352
Private Colleges and Universities Authority, GA, (Emory University):
5.25%, 9/1/42	3,000	3,237,054
5.25%, 9/1/43	2,500	2,680,749
Texas Tech University System, 4.00%, 2/15/44	11,725	10,776,880
University of Alabama:
4.00%, 7/1/43	4,775	4,388,169
4.00%, 7/1/44	7,290	6,634,632
University of Arkansas:
5.00%, 11/1/44	3,070	3,169,226
5.00%, 12/1/45	1,705	1,743,022
University of California:
5.00%, 5/15/38	9,770	10,757,619
5.00%, 5/15/40	12,165	13,205,863

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of California Medical Center, 5.00%, 5/15/47	$23,880	$ 24,278,798
University of Cincinnati, OH, 5.25%, 6/1/49	10,000	10,376,760
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	20,165,630
University of Oregon:
5.00%, 4/1/48	12,180	12,244,957
5.00%, 4/1/50	12,500	12,564,594
University of Texas System, 5.00%, 7/1/39	12,145	13,570,150
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	3,370	2,925,008
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	13,000	11,410,681
		$ 355,359,362
Electric Utilities — 2.7%
Energy Northwest, WA:
5.00%, 7/1/40	$3,000	$ 3,223,598
5.00%, 7/1/41	2,945	3,135,743
5.00%, 7/1/42	2,720	2,870,623
5.00%, 7/1/43	2,300	2,412,345
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	13,225	12,804,825
5.00%, 3/1/46	4,760	4,927,705
Indiana Municipal Power Agency, (LOC: Truist Bank), 4.05%, 1/1/42(2)	10,170	10,170,000
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/49	5,000	5,062,701
Omaha Public Power District, NE:
4.00%, 2/1/49	3,870	3,362,197
5.00%, 2/1/47	20,000	20,462,368
5.25%, 2/1/48	10,000	10,417,370
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	11,000	11,431,117
South Carolina Public Service Authority:
4.00%, 12/1/52	7,595	6,364,956
5.00%, 12/1/45	2,250	2,281,825
5.25%, 12/1/49	3,500	3,585,000
5.25%, 12/1/54	9,010	9,164,162
		$ 111,676,535
Escrowed/Prerefunded — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 9,124,875
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,345,252
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	$20,500	$ 22,111,103
		$ 45,581,230
General Obligations — 26.9%
Alamo Community College District, TX, 4.50%, 8/15/47	$2,910	$ 2,834,079
Alvarado Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	7,000	7,140,229
Antelope Valley Union High School District, CA, (Election of 2024), 5.00%, 8/1/50	13,610	14,090,738
Arapahoe County School District No. 5 Cherry Creek, CO, 5.25%, 12/15/41	5,000	5,459,095
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	5,525	4,854,979
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	7,000	6,146,015
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	15,270,321
Belmont-Redwood Shores School District, CA, (Election of 2024):
5.00%, 8/1/43	1,650	1,770,001
5.00%, 8/1/50	5,500	5,753,144
Bend, OR, 5.00%, 6/1/50	4,940	5,116,194
Berkeley Unified School District, CA, (Election of 2020):
5.00%, 8/1/42	4,195	4,539,276
5.00%, 8/1/43	4,785	5,145,281
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,485,771
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/44	15,000	12,489,777
Bishop Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	2,710	2,781,069
Boston, MA, 5.00%, 2/1/43	12,655	13,448,310
Bullard Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	4,450	4,546,780
Burbank Unified School District, CA, (Election of 2024):
5.00%, 8/1/45	1,000	1,059,406
5.00%, 8/1/46	1,000	1,055,779
California, 5.00%, 11/1/42	25,000	26,439,795
Carlsbad Unified School District, CA, (Election of 2018), 4.00%, 8/1/50	4,820	4,343,104
Central Dauphin School District, PA, 5.00%, 2/1/46	2,575	2,642,630
Cherry Hill Township School District, NJ, 4.00%, 8/1/40	4,700	4,552,825
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,136,233
5.00%, 12/1/42	23,400	21,974,535

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL: (continued)
5.00%, 12/1/44	$20,515	$ 18,989,373
5.875%, 12/1/47	6,500	6,747,493
Chicago, IL:
5.00%, 1/1/44	12,350	11,637,690
5.25%, 1/1/38	6,750	6,905,375
5.25%, 1/1/45	5,000	4,869,519
5.50%, 1/1/39	5,000	5,147,499
5.50%, 1/1/49	10,000	9,931,319
6.00%, 1/1/43	2,010	2,120,552
Chico Unified School District, CA, (Election of 2012):
5.00%, 8/1/39	800	883,271
5.00%, 8/1/40	1,000	1,094,264
5.00%, 8/1/41	1,700	1,836,406
Chico Unified School District, CA, (Election of 2024):
5.00%, 8/1/39	1,435	1,584,368
5.00%, 8/1/40	1,000	1,094,264
5.00%, 8/1/41	1,500	1,620,358
5.00%, 8/1/42	2,780	2,976,244
5.00%, 8/1/43	1,600	1,703,088
Clackamas Community College District, OR:
5.00%, 6/15/40	430	467,057
5.00%, 6/15/42	1,500	1,595,228
5.00%, 6/15/45	3,250	3,400,859
Clackamas County School District No. 7J Lake Oswego, OR:
5.00%, 6/1/37	1,040	1,154,732
5.00%, 6/1/38	1,050	1,153,225
Collin County Community College District, TX:
4.00%, 8/15/44	12,545	11,201,033
4.125%, 8/15/45	13,045	11,727,669
Connecticut, Social Bonds, 5.00%, 11/15/44	275	287,764
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,194,831
5.00%, 2/15/44	5,150	5,329,652
Denton County, TX, 4.00%, 7/15/49	10,000	8,952,005
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/48	29,660	30,345,742
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	15,000	13,378,692
Fairfax County, VA, 4.00%, 10/1/43	1,190	1,116,359
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	10,815	9,930,749
Frederick County, MD, 4.00%, 4/1/45	9,165	8,525,385
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/51	24,870	21,934,271
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fulshear, TX, 4.00%, 4/15/51	$7,485	$ 6,525,353
Grand Rapids, MI, 5.00%, 4/1/50	13,515	13,840,316
Greensboro, NC, 4.00%, 2/1/44	2,060	1,968,713
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,626,612
Harford County, MD, 4.00%, 10/1/44	2,150	2,023,021
Harris County Flood Control District, TX, Sustainability Bonds, 4.00%, 9/15/48	10,000	8,707,635
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,098,401
Hennepin County, MN, (SPA: TD Bank, N.A.), 1.85%, 12/1/38(5)	685	685,000
Houston, TX, 4.125%, 3/1/51	8,845	7,800,046
Howell Public Schools, MI:
5.00%, 5/1/42	5,500	5,741,848
5.00%, 5/1/44	6,800	7,012,843
5.00%, 5/1/45	2,700	2,765,508
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	10,496,419
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/48	1,215	1,235,699
Illinois:
4.25%, 5/1/46	15,915	14,149,777
5.00%, 2/1/29	15,000	15,365,643
5.50%, 5/1/39	870	911,719
5.50%, 3/1/42	11,700	12,215,125
5.75%, 5/1/45	890	924,220
Kentfield School District, CA, (Election of 2024), 4.125%, 8/1/51	1,670	1,515,682
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/40	4,000	4,318,116
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	5,745	5,043,022
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/50	9,000	9,535,496
Massachusetts:
3.00%, 4/1/49	10,000	7,209,892
5.00%, 7/1/35	1,350	1,543,731
5.00%, 7/1/36	3,000	3,387,877
5.00%, 11/1/43	10,105	10,573,418
5.00%, 5/1/48	10,000	10,259,167
5.00%, 4/1/50	7,500	7,704,178
Mecklenburg County, NC, 4.00%, 2/1/45	2,855	2,703,033
Melissa Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	2,800	2,460,977
Mida Cormont Public Infrastructure District, UT, 6.25%, 6/1/55(4)	2,700	2,770,070

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	$4,390	$ 4,328,306
Mobile, AL, 5.00%, 2/15/41	16,000	17,003,702
Montgomery County, MD:
2.00%, 8/1/39	4,000	2,829,096
(SPA: U.S. Bank, N.A.), 3.85%, 11/1/37(2)	40,000	40,000,000
Nassau County, NY, 5.00%, 4/1/49(1)	10,000	10,339,300
New Orleans, LA:
5.00%, 12/1/46	3,000	3,042,769
5.00%, 12/1/47	5,590	5,651,999
New York:
5.00%, 3/15/39	7,955	8,865,951
5.00%, 3/15/40	20,000	22,026,274
Series 2023-B, 5.00%, 3/15/40	3,520	3,801,520
New York, NY:
4.00%, 9/1/46	10,000	8,896,279
5.00%, 9/1/48	5,000	5,094,967
5.00%, 3/1/50	12,350	12,538,628
5.25%, 5/1/42	3,335	3,506,071
5.25%, 9/1/46	10,000	10,464,611
5.25%, 10/1/47	5,000	5,164,633
5.25%, 2/1/50	14,405	15,001,214
(LOC: U.S. Bank, N.A.), 3.60%, 4/1/38(2)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/44(2)	10,000	10,000,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	20,402,692
Norwood, MA, 4.00%, 9/15/47	10,755	9,740,893
Oregon:
5.25%, 5/1/42	1,900	2,066,847
5.25%, 5/1/43	1,625	1,754,236
5.25%, 5/1/44	1,500	1,610,723
5.25%, 6/1/44	1,350	1,450,361
Oregon City School District No. 62, OR:
5.00%, 6/15/39	1,380	1,519,857
5.00%, 6/15/41	2,215	2,380,296
5.00%, 6/15/47	10,875	11,238,931
Series 2018-B, 5.00%, 6/15/49	6,500	6,525,840
Series 2025-B, 5.00%, 6/15/49	13,000	13,354,845
Pasadena, CA, (Central Library):
5.00%, 9/1/42	6,630	7,253,012
5.00%, 9/1/43	4,460	4,848,289
5.00%, 9/1/46	4,330	4,639,345
5.00%, 9/1/51	12,000	12,656,680
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pleasanton Unified School District, CA, (Election of 2022):
5.00%, 8/1/40	$2,020	$ 2,231,277
5.00%, 8/1/42	3,215	3,462,249
5.00%, 8/1/43	6,725	7,174,026
5.00%, 8/1/44	4,060	4,300,668
5.00%, 8/1/45	2,670	2,815,175
Puerto Rico:
4.00%, 7/1/41	7,551	6,717,783
5.625%, 7/1/29	10,762	11,356,463
5.75%, 7/1/31	12,303	13,278,278
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/50	17,850	18,553,709
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/54	5,920	5,231,656
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(1)	12,000	12,279,960
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/41	6,975	7,872,870
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	7,559,190
San Dieguito Union High School District, CA, 5.00%, 8/1/39	10,000	11,136,023
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,205	10,459,041
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	10,655,351
Tacoma School District No. 10, WA, 5.00%, 12/1/48	1,025	1,059,872
Tempe, AZ, 5.00%, 7/1/40	6,930	7,535,518
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	12,600	11,857,444
Tenafly Board of Education, NJ:
4.00%, 8/1/42	2,980	2,911,915
4.00%, 8/1/43	585	568,427
Washington:
5.00%, 6/1/40	5,350	5,469,854
5.00%, 6/1/41	5,465	5,566,995
5.00%, 6/1/42	5,425	5,511,002
5.00%, 8/1/46	20,000	20,645,356
Watertown, MA, 4.00%, 6/15/47	1,390	1,274,132
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/45	1,000	1,055,134
Wisconsin, 4.00%, 5/1/41	6,750	6,420,973
Woolwich Township, NJ:
4.00%, 5/1/42	1,745	1,685,240
4.00%, 5/1/43	1,245	1,188,543

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Wylie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	$9,380	$ 8,242,481
4.25%, 2/15/54	4,900	4,399,846
		$1,124,504,877
Hospital — 6.5%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$3,680	$ 3,069,888
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	10,000	9,835,048
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	13,845	14,099,773
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	3,765	3,770,609
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	2,510	2,226,686
4.125%, 5/15/54	8,025	7,070,447
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	7,793,336
Greenville Health System, SC, 5.00%, 5/1/39	1,650	1,649,878
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	9,336,201
Idaho Health Facilities Authority, (St. Lukes’s Health System), 5.00%, 3/1/41	3,200	3,328,682
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,002,660
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019-E, 4.00%, 1/1/45	8,650	7,645,269
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,725	11,552,197
Massachusetts Development Finance Agency, (Boston Children's Hospital), 4.00%, 3/1/54	6,915	5,953,815
Massachusetts Development Finance Agency, (Mass General Brigham):
5.00%, 7/1/47	9,900	10,017,932
5.00%, 7/1/54	4,765	4,771,815
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,775	10,007,879
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/41	5,395	5,491,891
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,000	12,759,687
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,600	4,923,929
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (BJC Health System): (continued)
4.25%, 4/1/55	$5,000	$ 4,436,435
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	15,711,975
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	9,350	8,100,639
5.00%, 11/15/38	4,200	4,199,941
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	15,575	12,901,690
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	855	745,555
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	4,700	4,069,096
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/43	1,550	1,408,427
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	12,000	10,525,558
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,635,446
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	6,689,194
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,500	4,856,219
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	4,090	3,708,154
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	9,910	9,804,965
Spartanburg Regional Health Services District, SC, 4.00%, 4/15/43	7,865	7,162,231
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50	10,000	8,527,563
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	5,540	5,542,554
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,511,778
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/47	3,145	2,753,417
		$ 270,598,459
Housing — 3.2%
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	$1,800	$ 1,781,999

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	$2,000	$ 1,899,718
Georgia Housing and Finance Authority, 3.65%, 6/1/44	7,585	6,538,658
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	3,790	3,655,546
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,201,169
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.60%, 12/1/50	7,000	6,640,965
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,074,994
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,400	8,246,139
Michigan Housing Development Authority:
Social Bonds, 4.50%, 12/1/40	3,330	3,287,147
Social Bonds, 4.85%, 12/1/45	3,000	2,986,450
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 1.92%, 7/1/41(5)	1,500	1,500,000
Missouri Housing Development Commission, SFMR:
Series 2024-A, 4.45%, 11/1/44	1,000	960,698
(FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	1,530	1,185,897
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,203	1,083,515
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,009	1,842,744
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	12,205	11,815,260
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	15,570	14,853,688
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	290	271,696
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.55%, 11/1/54	3,000	2,928,822
Sustainable Development Bonds, 5.00%, 11/1/54	5,730	5,768,246
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44	2,565	2,462,313
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,225	2,181,071
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.50%, 10/1/44	9,560	9,190,440
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,430	2,337,372
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31	10,640	10,640,000
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Utah State University, 4.00%, 4/1/48	$10,875	$ 9,820,672
Virginia Housing Development Authority:
4.05%, 10/1/44	4,925	4,733,652
4.45%, 12/1/44	1,400	1,360,869
4.625%, 12/1/49	1,425	1,361,652
5.125%, 11/1/43	340	349,254
5.25%, 11/1/48	2,065	2,088,601
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	4,500	4,267,323
		$ 132,316,570
Industrial Development Revenue — 2.1%
Baldwin County Industrial Development Authority, AL, (Novelis Corp.), (AMT), 5.00% to 6/1/32 (Put Date), 6/1/55(4)	$3,800	$ 3,834,217
Houston, TX, (United Airlines, Inc.), (AMT), 5.50%, 7/15/37	4,000	4,157,862
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	16,925	15,606,860
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	18,000	16,073,001
(AMT), 5.00%, 10/1/40	26,585	26,470,706
(AMT), 6.00%, 4/1/35	7,360	8,010,385
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	10,000	10,031,557
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(4)	2,000	1,925,478
		$ 86,110,066
Insured - Education — 0.7%
College of Charleston, SC, (AG), 4.375%, 4/1/55	$14,820	$ 13,372,108
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53	7,725	6,986,033
Western Michigan University:
(AG), 5.25%, 11/15/49	1,475	1,533,206
(AG), 5.25%, 11/15/54	6,500	6,707,260
		$ 28,598,607
Insured - Electric Utilities — 0.0%†
Garland, TX, Electric Utility System Revenue, (AG), 4.25%, 3/1/48	$175	$ 163,002
		$ 163,002

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.4%
Clark County School District, NV, (AG), 4.25%, 6/15/41	$4,860	$ 4,763,186
Fayette County School District, KY, (BAM), 5.00%, 6/1/41	10,735	11,310,596
Generation Park Management District, TX, (AG), 3.50%, 9/1/43	2,690	2,201,650
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	1,795	1,411,282
(BAM), 3.375%, 3/1/46	2,570	2,004,006
Harris County Municipal Utility District No. 489, TX:
(BAM), Series 2024, 4.00%, 9/1/50	4,495	3,891,569
(BAM), Series 2024A, 4.00%, 9/1/50	5,920	5,125,271
Johnson and Miami Counties Unified School District No. 230 Spring Hill, KS, (AG), 6.00%, 9/1/43(6)	1,600	1,794,617
Lumberton Municipal Utility District, TX, (AG), 3.00%, 8/15/52	4,070	2,634,207
Nassau County, NY, (AG), 5.00%, 4/1/49	10,335	10,544,939
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	8,940	7,286,801
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,590	6,609,890
		$ 59,578,014
Insured - Hospital — 0.9%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$20,450	$ 18,299,505
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	19,130	16,996,150
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	895	846,865
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/54	3,900	3,337,678
		$ 39,480,198
Insured - Housing — 0.2%
Chester County Industrial Development Authority, PA, (University Student Housing, LLC), (BAM), 4.00%, 8/1/48	$7,500	$ 6,478,345
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	1,250	1,281,756
		$ 7,760,101
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.2%
Nevada System of Higher Education, (BAM), 4.25%, 7/1/55	$9,950	$ 8,796,486
		$ 8,796,486
Insured - Special Tax Revenue — 1.8%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/45	$2,500	$ 2,619,271
(AG), 5.50%, 6/1/50	7,500	7,912,099
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	58,155	36,847,281
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,017,577
(NPFG), 5.50%, 1/1/30	3,080	3,425,655
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,235	9,350,912
Pasco Public Facilities District, WA, Sales Tax Revenue, (AG), 4.25%, 11/1/49	2,645	2,459,267
		$ 74,632,062
Insured - Transportation — 1.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/43	$10,555	$ 10,912,978
(AG), (AMT), 5.25%, 1/1/45	4,650	4,762,371
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,299,899
Houston, TX, Airport System Revenue:
(AG), (AMT), 5.25%, 7/1/48	11,890	12,130,191
(AG), (AMT), 5.25%, 7/1/53	12,000	12,151,496
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 5.00%, 3/1/49	2,335	2,314,362
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	8,000	6,895,722
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	3,360	3,365,192
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AG), (AMT), 5.00%, 6/30/49	7,835	7,722,968
Green Bonds, (AG), (AMT), 5.00%, 6/30/54	3,745	3,633,924
St. Louis, MO, (Lambert International Airport), (AG), 5.25%, 7/1/54	4,800	4,949,582
		$ 76,138,685

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.2%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 12,319,600
Florence County School District No. 3, SC, 4.25%, 12/1/44	1,500	1,378,715
Kentucky Property and Building Commission, 4.125%, 4/1/45	3,050	2,760,652
Maryland Stadium Authority, 5.00%, 5/1/50	8,980	9,387,109
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,235,070
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,005,805
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	10,000	8,892,589
4.25%, 6/15/44	1,985	1,854,761
5.00%, 6/15/46	6,000	6,081,797
2019 Series AA, 5.25%, 6/15/43	10,000	10,090,634
2020 Series AA, 4.00%, 6/15/50	13,500	11,763,473
2022 Series CC, 5.25%, 6/15/43	5,750	5,979,634
Virginia Public School Authority, 5.00%, 8/1/47	300	309,562
		$ 93,059,401
Other Revenue — 3.4%
Black Belt Energy Gas District, AL, 5.25% to 10/1/30 (Put Date), 1/1/54	$11,250	$ 11,973,222
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	21,890	18,688,423
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	3,505	3,623,239
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,270	11,016,325
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,580,001
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,177,101
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,366,795
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.921%, (67% of SOFR + 1.00%), 12/1/52(8)	12,500	12,483,261
Oregon Department of Administrative Services, State Lottery Revenue:
5.00%, 4/1/41	2,000	2,148,317
5.25%, 4/1/42	3,000	3,254,087
5.25%, 4/1/44	2,530	2,713,374
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$10,750	$ 11,368,313
Public Finance Authority, WI, (Inperium, Inc.), 5.75%, 12/1/54(4)	4,000	3,969,598
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	2,500	2,641,180
5.00% to 6/1/35 (Put Date), 1/1/56	750	765,842
5.25% to 11/1/35 (Put Date), 11/1/55	10,000	10,758,230
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	6,935	7,118,369
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.713%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(8)	3,075	3,077,134
		$ 141,820,311
Senior Living/Life Care — 1.0%
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	$8,415	$ 7,931,810
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(4)	3,750	3,573,850
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
4.625%, 10/1/30	3,180	3,183,983
5.25%, 10/1/30	5,110	5,116,576
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(4)	5,570	7,627,846
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,008,410
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	657,676
6.875%, 11/15/55	190	163,062
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	4,000	3,982,944
		$ 42,246,157
Special Tax Revenue — 9.6%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(4)	$14,625	$ 14,159,289
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	11,525	10,277,918
Green Bonds, 5.00%, 11/1/41	13,840	13,985,936

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Hampton Roads Transportation Accountability Commission, VA:
5.00%, 7/1/46	$2,920	$ 3,026,728
5.00%, 7/1/48	9,855	9,914,445
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,105	4,651,946
4.00%, 7/1/51	6,000	5,325,431
5.25%, 7/1/48	14,800	15,456,732
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	9,963,545
5.00%, 6/15/50	4,265	4,176,388
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/51	4,835	4,247,642
Green Bonds, 5.00%, 11/15/47	13,685	13,762,512
Michigan Trunk Line Fund, 5.00%, 11/15/46	18,000	18,571,820
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(4)	3,370	3,390,077
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	3,060	2,526,813
3.00%, 12/1/41	3,415	2,779,140
3.00%, 12/1/43	6,050	4,748,847
Series 2024C, 3.00%, 12/1/42	5,950	4,758,745
Series 2024D, 3.00%, 12/1/42	3,515	2,806,477
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	230	0
5.35%, 5/1/38(7)	80	0
5.75%, 5/1/38	295	297,537
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/38	30,655	33,359,804
5.00%, 11/1/46	13,000	13,260,049
5.00%, 5/1/53	10,000	10,124,632
(SPA: Barclays Bank PLC), 3.90%, 11/1/44(2)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/39(2)	23,000	23,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 8/1/45(2)	14,000	14,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/47	8,275	7,373,771
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,433,581
5.00%, 3/15/39	10,000	10,309,179
5.00%, 3/15/51	5,000	5,069,446
5.00%, 3/15/53	11,060	11,192,544
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	$25,000	$ 25,548,183
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,169,319
Pasco County, FL, Sales Tax Revenue, 5.00%, 10/1/49	9,245	9,552,790
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,600	4,004,634
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	21,726	20,457,065
Queen Creek, AZ, Excise Tax Revenue, 5.00%, 8/1/49	1,155	1,186,006
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	13,484,546
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	330	303,122
Series A2, 5.80%, 5/1/35	295	188,447
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	673,925
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/50	1,000	1,015,842
5.25%, 12/1/54	5,000	5,163,884
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,536,722
Green Bonds, 5.25%, 5/15/47	8,065	8,357,672
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	5,000	4,404,018
		$ 401,997,149
Transportation — 14.6%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,145	$ 11,958,810
Atlanta, GA, Airport Revenue, Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,054,970
Atlanta, GA, Department of Aviation, Green Bonds, 5.00%, 7/1/49(1)	10,000	10,274,300
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,304,702
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	15,130	15,397,066
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	6,000	6,008,203
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	8,435,903
5.00%, 1/1/48	10,000	10,165,318
(AMT), 5.00%, 1/1/39	2,560	2,570,720
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/45	6,140	5,627,268

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	$5,100	$ 5,102,868
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/35	5,000	5,105,816
(AMT), 5.00%, 12/1/38	10,000	10,077,853
(AMT), 5.00%, 11/15/42	9,575	9,643,457
(AMT), 5.00%, 11/15/53	5,835	5,742,345
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/51	15,000	15,298,072
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43	3,900	3,890,272
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	17,788,885
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,156,838
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	13,696,270
(AMT), 5.00%, 3/1/46	6,865	6,802,045
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	19,953,673
Green Bonds, (AMT), 5.00%, 5/15/47	17,750	17,761,032
Green Bonds, 5.00%, 5/15/44	7,000	7,373,232
Green Bonds, 5.00%, 5/15/45	7,500	7,863,945
Green Bonds, (AMT), 5.25%, 5/15/43	7,000	7,294,618
Green Bonds, (AMT), 5.25%, 5/15/44	7,000	7,256,171
Green Bonds, (AMT), 5.25%, 5/15/45	5,500	5,675,712
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	16,500	16,783,965
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	7,880	7,745,924
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.90%, 11/15/50(2)	10,000	10,000,000
(LOC: Truist Bank), 4.05%, 11/1/32(2)	10,000	10,000,000
Green Bonds, 4.75%, 11/15/45	3,050	2,976,552
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/44	15,750	15,766,755
(AMT), 5.00%, 10/1/50(6)	2,250	2,250,071
(AMT), 5.25%, 10/1/41(6)	1,000	1,054,970
(AMT), 5.25%, 10/1/42(6)	1,000	1,045,627
(AMT), 5.50%, 10/1/43(6)	750	797,509
(AMT), 5.50%, 10/1/44(6)	1,000	1,057,629
(AMT), 5.50%, 10/1/45(6)	1,530	1,610,772
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.25%, 1/1/49	5,830	5,928,311
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Turnpike Authority:
4.50%, 1/1/48	$2,575	$ 2,495,479
5.00%, 1/1/34	9,000	10,155,624
5.25%, 1/1/49	2,855	2,971,570
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	5,958,319
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	4,000	3,946,473
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,599,843
North Texas Tollway Authority, 4.125%, 1/1/39	9,630	9,596,998
Oklahoma Turnpike Authority:
5.00%, 1/1/45	4,000	4,156,873
5.50%, 1/1/53	12,500	13,040,414
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	17,130	17,144,540
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	2,965	2,839,858
5.00%, 12/1/46	5,000	4,969,486
5.00%, 12/1/48	10,000	10,170,840
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/42	6,250	6,252,067
Port Authority of New York and New Jersey:
5.00%, 9/1/38	6,130	6,383,160
(AMT), 5.00%, 12/1/44	4,500	4,540,240
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	7,815	7,786,620
(AMT), 5.00%, 7/1/45	8,945	8,879,777
Green Bonds, (AMT), 5.25%, 7/1/43	17,945	18,514,721
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,530	11,520,220
(AMT), 5.00%, 4/1/44	8,615	8,533,700
(AMT), 5.00%, 8/1/46	11,915	11,753,277
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,266,316
(AMT), 5.00%, 7/1/43	2,370	2,355,761
(AMT), 5.00%, 7/1/46	9,930	9,826,155
(AMT), 5.25%, 7/1/48	16,260	16,290,702
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/48	15,000	14,996,869
(AMT), 5.25%, 7/1/44(6)	1,000	1,039,363

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Diego County Regional Airport Authority, CA, (San Diego International Airport): (continued)
(AMT), 5.25%, 7/1/50(6)	$5,000	$ 5,113,509
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/43	7,200	7,543,909
Triborough Bridge and Tunnel Authority, NY, (LOC: TD Bank, N.A.), 3.95%, 1/1/32(2)	12,360	12,360,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	9,070	8,416,232
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.75%, 12/1/50(6)	1,000	1,057,890
		$ 609,775,254
Water and Sewer — 7.3%
Beaufort-Jasper Water and Sewer Authority, SC:
4.00%, 3/1/46	$4,800	$ 4,351,714
4.00%, 3/1/50	2,440	2,153,417
Charleston, SC, Waterworks and Sewer System Revenue, Series 2022, 5.00%, 1/1/47	5,000	5,170,719
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/52	13,445	12,083,039
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	3,930	3,534,179
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	12,855	11,691,184
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,655	9,186,223
East Bay Municipal Utility District, CA, Water System Revenue:
5.00%, 6/1/39	1,675	1,884,719
5.00%, 6/1/40	1,200	1,333,251
5.00%, 6/1/41	1,195	1,313,550
5.00%, 6/1/43	1,125	1,216,196
5.00%, 6/1/44	1,300	1,397,809
5.00%, 6/1/45	1,000	1,070,308
Green Bonds, 5.00%, 6/1/50	4,500	4,748,765
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	11,000	11,817,912
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	3,105	2,734,907
3.00%, 6/1/40	3,050	2,590,126
4.125%, 6/1/49	670	610,147
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,290	1,966,996
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Illinois Finance Authority:
Green Bonds, 5.00%, 7/1/44	$1,000	$ 1,045,657
Green Bonds, 5.00%, 7/1/45	1,750	1,818,643
JEA, FL, Water and Sewer System Revenue, Series 2025-A, 5.25%, 10/1/49	10,000	10,470,119
Johnston County, NC, Water and Sewer System Revenue, 4.00%, 4/1/54	2,345	2,050,941
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	3,900	3,481,697
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	8,000	8,136,411
5.00%, 6/15/48	16,515	16,938,532
5.00%, 6/15/48	6,000	6,165,110
5.00%, 6/15/50	5,000	5,037,369
5.25%, 6/15/47	5,510	5,736,644
5.25%, 6/15/48	13,500	14,031,664
5.25%, 6/15/53	4,000	4,164,390
5.25%, 6/15/54	11,475	11,847,027
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 6/15/44(2)	30,150	30,150,000
(SPA: TD Bank N.A.), 3.95%, 6/15/55(2)	5,000	5,000,000
Peace River Manasota Regional Water Supply Authority, FL, 4.00%, 10/1/54	5,850	5,054,030
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	17,967,624
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 3.95%, 5/1/54(2)	10,000	10,000,000
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 5.00%, 11/1/40	3,000	3,365,199
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,225,177
Seattle, WA, Drainage and Wastewater Revenue, 5.25%, 5/1/50	1,850	1,941,357
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	8,793,624
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	8,604,640
Texas Water Development Board, 4.25%, 10/15/51	4,760	4,328,834
Tualatin Valley Water District, OR:
5.00%, 6/1/48	3,380	3,465,110
5.00%, 6/1/49	4,120	4,216,863
Washington Suburban Sanitary District, MD:
2.125%, 6/1/38	10,770	8,112,356

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD: (continued)
4.00%, 6/1/45	$11,600	$ 10,786,512
		$ 302,790,691
Total Tax-Exempt Municipal Obligations (identified cost $4,159,093,894)		$4,086,176,287

Taxable Municipal Obligations — 1.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$8,071	$ 1,452,793
		$ 1,452,793
Education — 0.0%†
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,381,209
		$ 1,381,209
Electric Utilities — 0.1%
Energy Northwest, WA, 4.317%, 7/1/30	$5,000	$ 5,053,106
		$ 5,053,106
General Obligations — 0.3%
California, 4.875%, 9/1/30	$10,000	$ 10,353,039
		$ 10,353,039
Insured - Transportation — 1.1%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/43	$14,295	$ 4,646,837
(AMBAC), 0.00%, 10/1/26	14,395	13,610,683
(AMBAC), 0.00%, 10/1/27	22,355	20,240,505
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,708,636
		$ 46,206,661
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 615,707
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	$300	$ 300,326
		$ 916,033
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 16,737,831
		$ 16,737,831
Total Taxable Municipal Obligations (identified cost $88,138,046)		$ 82,100,672
Total Investments — 100.0% (identified cost $4,253,870,268)		$4,175,415,784
Other Assets, Less Liabilities — (0.0)%†		$ (1,246,582)
Net Assets — 100.0%		$4,174,169,202
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $48,283,755 or 1.2% of the Fund's net assets.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(6)	When-issued security.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(8)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2025.

Eaton Vance
National Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

At June 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	16.2%
California	13.9%
Texas	11.3%
Others, representing less than 10% individually	58.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.

AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,138,825	$ —	$ 7,138,825
Tax-Exempt Municipal Obligations	—	4,086,176,287	—	4,086,176,287
Taxable Municipal Obligations	—	82,100,672	—	82,100,672
Total Investments	$ —	$4,175,415,784	$ —	$4,175,415,784
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.